Investments - Teekay LNG Exmar LPG BVBA Joint Venture - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013
Net Investment Income [Line Items]
Percentage of ownership	16.05%
Investments in joint venture	$ 79,602,000	$ 157,762,000	$ 183,554,000
Newbuildings [Member] | Teekay LNG [Member]
Net Investment Income [Line Items]
Percentage of ownership	33.00%
Exmar LPG BVBA [Member]
Net Investment Income [Line Items]
Percentage of ownership	50.00%
Exmar LPG BVBA [Member] | Teekay LNG [Member]
Net Investment Income [Line Items]
Number of vessels	20
Percentage of ownership	50.00%
Investments in joint venture				133,100,000
Excess of book value of net assets acquired				(6,000,000)
Exmar LPG BVBA [Member] | Newbuildings [Member] | Teekay LNG [Member]
Net Investment Income [Line Items]
Number of vessels	9
Exmar LPG BVBA [Member] | Charters-in [Member] | Teekay LNG [Member]
Net Investment Income [Line Items]
Number of vessels	4
Pro Rata Share [Member] | Exmar LPG BVBA [Member] | Secured debt [Member] | Teekay LNG [Member]
Net Investment Income [Line Items]
Pro rata share of existing debt and lease obligations				$ 108,000,000